Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Inventories

Inventories at March 31, 2011 and 2012 were composed of the following:

	Yen (Millions)
	2011	2012
Finished goods	¥5,681	8,318
Work in process	12,243	11,303
Raw materials and supplies	5,569	10,215

	¥23,493	29,836